Document and Entity Information	12 Months Ended
Mar. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov. 30, 2011
Registrant Name	FEDERATED WORLD INVESTMENT SERIES INC
Central Index Key	0000918199
Amendment Flag	false
Document Creation Date	Sep. 19, 2012
Document Effective Date	Sep. 19, 2012
Prospectus Date	Mar. 30, 2012